Class P Shares Prospectus | PF Managed Bond Fund
PF Managed Bond Fund

SUPPLEMENT DATED SEPTEMBER 18, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2020 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  This supplement applies to the PF Managed Bond Fund only.  The changes within this supplement will be effective October 30, 2020.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Managed Bond Fund – In the Annual Fund Operating Expenses subsection, the introduction paragraph and table are deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P Shares Prospectus PF Managed Bond Fund CLASS P	[1]
Management Fee	0.40%
Other Expenses	0.35%
Interest Expense	0.10%
All Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waiver and Expense Reimbursement	(0.11%)	[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver	0.64%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2021, and 0.30% from 8/1/2021 through 7/31/2023. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[3]	The investment adviser has agreed to waive 0.0075% of its management fee through 7/31/2021. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.

In the Example subsection, the table is deleted and replaced with the following:
Expense Example	1 year	3 years	5 years	10 years
Class P Shares Prospectus | PF Managed Bond Fund | CLASS P | USD ($)	65	229	406	920

Expense Example No Redemption	1 year	3 years	5 years	10 years
Class P Shares Prospectus | PF Managed Bond Fund | CLASS P | USD ($)	65	229	406	920

In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

This Fund is sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”), Pacific Investment Management Company LLC (“PIMCO”) and Western Asset Management Company, LLC (“Western Asset”).  PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis.  PLFA allocates the Fund’s assets among JPMorgan, PIMCO and Western Asset and may change the allocation or rebalance at any time.  The sub-advisers employ different approaches to managing fixed income strategies, as described below.

The first sentence of the third paragraph is replaced with the following:

PIMCO and Western Asset may invest in derivatives based on debt securities and use futures contracts, forwards, swaps and options (i.e., derivatives) to differing degrees.

The following is added after the fourth paragraph:

JPMorgan managed portion: The securities in which this portion of the Fund will invest will generally be investment grade intermediate- and long-term debt securities that are comprised of corporate bonds issued by U.S. entities, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed and mortgage-related securities.

This portion of the Fund may invest up to 15% of its assets in U.S. dollar-denominated debt securities issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities.  This portion of the Fund may invest a substantial portion of its assets in mortgage-related securities in JPMorgan’s discretion.  This portion of the Fund may focus its investments in one country, in one or more regions, or small groups of countries.  Generally, this portion of the Fund maintains a dollar-weighted average maturity between three and ten years.

JPMorgan buys and sells securities and investments for this portion of the Fund based on its view of individual securities and market sectors.  Taking a long-term approach, JPMorgan looks for individual fixed income investments that it believes will perform well over market cycles.  JPMorgan is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.  As part of its security selection process, JPMorgan also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which this portion of the Fund may invest.

Following the second paragraph in the Principal Risks subsection, the below will be disclosed under the new subsection entitled “JPMorgan managed portion.”

●     Geographic Focus Risk: If the Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance.  As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

In addition, the subsection entitled “Risks for both portions of the Fund” will be renamed “Risks for all portions of the Fund” and Convertible Securities Risk, Currency Risk, Derivatives Risk and Leverage Risk will be moved from that subsection to each of the “PIMCO managed portion” and “Western Asset managed portion” subsections.